CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Nov. 14, 2024	Jun. 30, 2022	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Non-controlling interest, deconsolidation of VIEs	$ 73,200	$ 115,412	$ 73,248 [1]

[1]	On November 14, 2024, the Company exercised its options-- to repurchase Kool Ice and Kool Kelvin. After exercising the repurchase options, the Company no longer held a variable interest in the lessor SPVs and therefore the Company deconsolidated the lessor SPVs from its financial results. As a result, the equity attributable to lessor SPVs amounting to $73.2 million included within non-controlling interests has been deconsolidated.